Accounts Receivable - Schedule of Accounts Receivable (Details) - Diamir Biosciences Corp [Member] - USD ($)	Nov. 30, 2025	May 31, 2025
Schedule of Accounts Receivable [Line Items]
Accounts receivable net	$ 131,091
Unbilled revenue from contracts with customers [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable net	42,391
Management services revenue from Aptorum [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable net	$ 88,700